Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Deferred	$ (183)	$ (803)	$ (994)
Total	648,936	468,889	317,096
CAYMAN ISLANDS
Current
Deferred
VIRGIN ISLANDS, BRITISH
Current
Deferred
HONG KONG
Current	649,119,000	469,692,000	318,090,000
Deferred	$ (183,000)	$ (803,000)	$ (994,000)